Other intangible assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other intangible assets
20. Other intangible assets

	Computer software £m	Licences, patents, amortised brands etc. £m	Indefinite life brands £m	Total £m
Cost at 1 January 2020	2,397	19,716	19,894	42,007

Exchange adjustments	(1)	(7)	(74)	(82)

Capitalised development costs	–	313	–	313

Additions through business combinations	2	–	–	2

Other additions	240	494	–	734

Disposals and asset write-offs	(260)	(20)	–	(280)

Transfer to assets held for sale	(4)	(246)	(635)	(885)

Reclassifications	29	572	(572)	29
Cost at 31 December 2020	2,403	20,822	18,613	41,838

Exchange adjustments	(15)	(207)	65	(157)

Capitalised development costs	–	346	–	346

Other additions	184	1,410	–	1,594

Disposals and asset write-offs	(221)	(935)	–	(1,156)

Transfer to assets held for sale	(1)	(6)	(43)	(50)

Reclassifications	74	9	(9)	74
Cost at 31 December 2021	2,424	21,439	18,626	42,489

Amortisation at 1 January 2020	(1,302)	(7,114)	–	(8,416)

Exchange adjustments	(3)	28	–	25

Charge for the year	(241)	(896)	–	(1,137)

Disposals and asset write-offs	221	8	–	229

Transfer to assets held for sale	3	42	–	45

Amortisation at 31 December 2020	(1,322)	(7,932)	–	(9,254)

Exchange adjustments	13	52	–	65

Charge for the year	(225)	(956)	–	(1,181)

Disposals and asset write-offs	165	572	–	737

Transfer to assets held for sale	–	2	–	2
Amortisation at 31 December 2021	(1,369)	(8,262)	–	(9,631)

Impairment at 1 January 2020	(37)	(2,325)	(274)	(2,636)

Exchange adjustments	–	39	1	40

Impairment losses	(29)	(255)	(11)	(295)

Reversal of impairments	–	38	–	38

Disposals and asset write-offs	38	–	–	38

Transfer to assets held for sale	–	55	–	55

Reclassification	–	(39)	39	–
Impairment at 31 December 2020	(28)	(2,487)	(245)	(2,760)

Exchange adjustments	–	5	–	5

Impairment losses	(93)	(362)	–	(455)

Reversal of impairments	–	2	37	39

Disposals and asset write-offs	30	362	–	392
Impairment at 31 December 2021	(91)	(2,480)	(208)	(2,779)

Total amortisation and impairment at 31 December 2020	(1,350)	(10,419)	(245)	(12,014)

Total amortisation and impairment at 31 December 2021	(1,460)	(10,742)	(208)	(12,410)

Net book value at 1 January 2020	1,058	10,277	19,620	30,955

Net book value at 31 December 2020	1,053	10,403	18,368	29,824

Net book value at 31 December 2021	964	10,697	18,418	30,079
The weighted average interest rate for capitalised borrowing costs in the year was 3% (2020 – 3%).
The net book value of computer software included £526 million (2020 – £612 million) of internally generated costs.
The carrying value at 31 December 2021 of intangible assets, for which impairments have been charged in the year following those impairments, was £694 million (2020 – £67 million).

The carrying value at 31 December 2021 of intangible assets, for which impairment reversals have been charged in the year following those impairment reversals, was £104 million (2020 – £205 million).
The patent expiry dates of the Group’s most significant assets, where relevant, are set out on pages 272 and 273. Please refer to Note 2 to the Group’s accounting policy and estimate of the useful life for intangible assets over the exclusivity and non-exclusivity periods.
Amortisation and impairment losses, net of reversals, have been charged in the income statement as follows:

		Amortisation	Net impairment losses

	2021 £m	2020 £m	2021 £m	2020 £m
Cost of sales	807	779	(32)	21

Selling, general and administration	163	167	65	17

Research and development	212	191	382	219
	1,182	1,137	415	257
Licences, patents, amortised brands etc. includes a large number of acquired licences, patents, know-how
agreements and marketing rights, which are either marketed or in use, or still in development. Note 40, ‘Acquisitions and disposals’ gives details of additions through business combinations in the year. The book values of the largest individual items are as follows:

	2021 £m	2020 £m
Tesaro Assets	2,677	2,669

Meningitis portfolio	1,889	2,114

Dolutegravir	1,093	1,177

Benlysta	644	745

Alector Assets	509	–

iTeos Assets	444	–

Lamisil	259	275

Merck Assets	–	264

Vir Assets	212	49

BMS Assets	219	239

Fluarix/FluLaval	180	219

Okairos	191	205

CureVac Assets	164	108

Stiefel trade name	151	180

Others	2,065	2,159
	10,697	10,403
On 2 July 2021 GSK signed an agreement for a global
co-development
and
co-commercialisation
collaboration in immuno-neurology with Alector for two clinical stage first-in-class
monoclonal antibodies for neurodegenerative diseases. From the total upfront payment recognised as an intangible asset of £509 million, a total of £363 million was paid in 2021 and a total of £146 million will be paid in 2022
.
On 14 June 2021 GSK signed a
co-development
and
co-commercialisation
collaboration with iTeos Therapeutics for
EOS-448,
an anti-TIGIT monoclonal antibody, recognising an intangible asset of £444 million.
Tesaro assets comprise
Zejula and Jemperli
, as well as combination therapies. The meningitis portfolio includes
Menveo
,
Bexsero
, Men ABCWY and
Menjugate. Lamisil
has been moved into licences, patents, amortised brands etc. following the decision to start amortisation during 2020. GSK divested the Breathe Right brand in
2020.
Indefinite life brands comprise a portfolio of Consumer Healthcare products primarily acquired with the acquisitions of Sterling Winthrop, Inc. in 1994, Block Drug Company, Inc. in 2001, the Novartis consumer healthcare business in 2015 and the Pfizer consumer healthcare business in 2019. The book values of the major brands are as follows:

	2021 £m	2020 £m
Advil	3,362	3,349

Voltaren	2,725	2,725

Centrum	1,828	1,824

Caltrate	1,731	1,678

Otrivin	1,385	1,385

Preparation H	1,152	1,139

Robitussin	1,126	1,111

Nexium	670	668

Fenistil	598	598

Chapstick	521	512

Emergen-C	439	433

Theraflu	436	433

Panadol	395	396

Sensodyne	270	270

Others	1,780	1,847

	18,418	18,368
Each of these brands is considered to have an indefinite life, given the strength and durability of the brand and the level of marketing support. The brands are in relatively similar stable and profitable market sectors, with similar risk profiles, and their size, diversification and market shares mean that the risk of market-related factors causing a reduction in the lives of the brands is considered to be relatively low. The Group is not aware of any material legal, regulatory, contractual, competitive, economic or other factors which could limit their useful lives. Accordingly, they are not amortised.
Each brand is tested annually for impairment and other amortised intangible assets are tested when indicators of impairment arise. This testing applies a fair value less costs of disposal methodology, generally using
10-year
post-tax
cash flow forecasts with a terminal value calculation and a discount rate equal to the Group post-tax
WACC of 6.5% (2020 – 7%), adjusted where appropriate for specific segment, country and currency risks. This valuation methodology uses significant inputs which are not based on observable market data, and therefore this valuation technique is classified as level 3 of the fair value hierarchy. The main assumptions include future sales price and volume growth, product contribution, the future expenditure required to maintain the product’s marketability and registration in the relevant jurisdictions and exchange rates. These assumptions are based on past experience and are reviewed as part of management’s budgeting and strategic planning cycle for changes in market conditions and sales erosion through competition. The terminal growth rates applied of between -3% and 3% are management’s estimates of future long-term average growth rates of the relevant markets.
During the year ended 31 December 2021, Robitussin and Preparation H were affected by lower cold and flu incidence resulting from the
COVID-19
social distancing measures and by supply chain issues respectively which has resulted in reduced level of headroom. The Group has performed a sensitivity analysis based on changes in key assumptions considered to be reasonably possible by management leaving all other assumptions unchanged. Sensitivity analysis for the year ended 31 December 2021 has identified these two brands as being sensitive to reasonably possible changes in key assumptions. In order for the recoverable amount to be equal to the carrying values of Robitussin and Preparation H, either the discount rate would have to be increased by 0.5% and 0.1%, or the operating margin decreased by 4.1% and 1.5%, or the long term growth rate decreased by 0.7% and 0.2% respectively. The group consider that changes in key assumptions of this magnitude are reasonably possible in the current environment.
Other than as disclosed above, the group do not consider that any reasonably possible changes in the key assumptions would cause the fair value less cost of sale of the individually significant brands disclosed in page 197 above to fall below their carrying values.
We have assessed the qualitative and quantitative impact of climate related risks on asset recoverable amounts and concluded that their impact does not cause material impairments.